Annual Fund Operating Expenses - ClassACS - DWS Money Market Prime Series	Dec. 01, 2021
DWS Cash Investment Trust Class A
Operating Expenses:
Management fee	0.30%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.27%
Total annual fund operating expenses	0.82%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.82%
DWS Cash Investment Trust Class C
Operating Expenses:
Management fee	0.30%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.23%
Total annual fund operating expenses	1.53%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	1.53%
DWS Cash Investment Trust Class S
Operating Expenses:
Management fee	0.30%
Distribution/service (12b-1) fees	none
Other expenses	0.30%
Total annual fund operating expenses	0.60%
Fee waiver/expense reimbursement	0.03%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.57%